Use of Estimates and Assumptions	12 Months Ended
Jun. 30, 2025
Use of Estimates and Assumptions [Abstract]
Use of estimates and assumptions
3.	Use of estimates and assumptions

The preparation of consolidated financial statements in conformity with IFRS requires management to exercise its judgement in the process of applying the Company’s accounting policies. It also requires the use of accounting estimates and assumptions that affect the reported amounts of assets and liabilities at the balance sheet date and revenues and expenses during the reporting periods.

Information about judgements made in applying accounting policies in the following notes:

Determination of lease term of contracts with extension options

The Company determines the lease term as the non-cancellable term of the lease, together with any periods covered by an option to extend the lease if it is reasonably certain to be exercised, or any periods covered by an option to terminate the lease, if it is reasonably certain not to be exercised.

The Company has several lease contracts that include extension options. The Company applies judgement in evaluating whether it is reasonably certain whether or not to exercise the option to extend the lease. That is, it considers all relevant factors that create an economic incentive for it to exercise the extension. After the commencement date, the Company reassesses the lease term whether there is a significant event or change in circumstances that is within its control and affects its ability to exercise or not to exercise the option to extend (e.g. construction of significant leasehold improvements or significant customization to the leased asset).

As at June 30, 2025, potential future (undiscounted) cash outflows of approximately RM 1,654,000 (2024: RM 1,654,000) have not been included in lease liabilities because it is not reasonably certain that the leases will be extended.

Determination of functional currency

In determining the functional currency, judgement is used by the Company to determine the currency of the primary economic environment in which the entities operate. Consideration factors include the currency that mainly influences sales prices of goods and services and the currency of the country whose competitive forces and regulations mainly determines the sales prices of its goods and services.

Information about estimation uncertainties that have a significant risk of resulting in a material adjustment within the next financial year are included in the following notes:

Allowance for expected credit losses of trade receivables – third parties

The Company uses a provision matrix to measure expected credit losses for trade receivables. The expected credit losses rates are based on the Company’s historical loss experience of the customers, geographical locations, product types and internal ratings, adjusted for forward-looking factors specific to the debtors and the economic environment which could affect the ability of the debtors to settle the trade receivables. In considering the impact of the economic environment on the expected credit losses rates, the Company assesses, for example, the country default risk. The Company adjusts the allowance matrix at each reporting date. Such estimation of the expected credit losses rates may not be representative of the actual default in the future.

If the expected credit losses are higher than management’s estimation by 5% (2024: 5%), the profit or loss would decrease by approximately RM 314,000 (2024: RM 356,000) assuming all other factors remain.

The carrying amount of the Company’s trade receivables as at June 30, 2025 is disclosed in Note 6.

Allowance for write-down of inventories

Inventory is valued at the lower of cost and net realizable value. Management reviews the Company’s inventory levels in order to identify slow-moving and obsolete inventory and identifies items of inventory which have a market price, being the selling price quoted from the market of similar items, that is lower than its carrying amount. Management then estimates the amount of inventory loss as an allowance on inventory. Changes in demand levels, technological developments and pricing competition could affect the saleability and values of the inventory which could then consequentially impact the Company’s results.

If the future expected realizable value lower by 5% (2024: 5%) of its carrying amount, the carrying amount of the Company’s inventories would have been approximately RM483,000 (2024: RM504,000) lower.

The carrying amount of the Company’s inventories as at June 30, 2025 is disclosed in Note 5.

Depreciation of property, plant and equipment

The Company depreciates property, plant and equipment over their estimated useful lives after taking into account of their estimated residual values. The estimated useful life reflects management’s estimate of the period that the Company intends to derive future economic benefits from the use of the Company’s property, plant and equipment. The residual value reflects management’s estimated amount that the Company would currently obtain from the disposal of the asset, after deducting the estimated costs of disposal, as if the asset was already of the age and in the condition expected at the end of its useful life. Changes in the expected level of usage and technological developments could affect the economics, useful lives and the residual values of these assets which could then consequentially impact future depreciation charges.

The carrying amount of the Company’s property, plant and equipment as at June 30, 2025 is disclosed in Note 4.